Expense Example - PIMCO REALPATH Blend 2030 Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Administrative 1 Year	Administrative 3 Years	Administrative 5 Years	Administrative 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years
USD ($)	29	92	162	367	54	172	301	676	620	773	938	1,417	105	330	573	1,270